20. BONDS PAYABLE AND PROMISSORY NOTES (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 10,651,813	$ 23,144,728
Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	10,651,813	16,445,180
90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 6,699,548
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	2.29%	3.78%
Nominal rate	2.50%	3.50%
Bonds payable and promissory notes, current	$ 9,339,207	$ 13,469,689
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	9,339,207	6,770,141
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 6,699,548
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.53%	2.29%
Nominal rate	3.30%	2.50%
Bonds payable and promissory notes, current	$ 297,435	$ 9,152,339
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	297,435	9,152,339
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current		289,152
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current		289,152
Viña Concha y Toro S.A. | Banco de Chile | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current		$ 0
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.75%	2.75%
Nominal rate	2.40%	2.40%
Bonds payable and promissory notes, current	$ 240,239	$ 233,548
Viña Concha y Toro S.A. | Banco Bice | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	240,239	233,548
Viña Concha y Toro S.A. | Banco Bice | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.92%
Nominal rate	3.00%
Bonds payable and promissory notes, current	$ 774,932
Viña Concha y Toro S.A. | Banco Bice | Up to 90 days
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	774,932
Viña Concha y Toro S.A. | Banco Bice | 90 days to 1 year
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, current	$ 0